Interim Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2020	Jan. 31, 2019
Interest income
Loans	[1]	$ 8,022	$ 7,902
Securities
Interest	[1]	1,717	2,120
Dividends	[1]	535	334
Deposits with banks	[1]	120	188
Total interest income	[1]	10,394	10,544
Interest expense (Note 20)
Deposits		3,073	3,524
Securitization liabilities		127	151
Subordinated notes and debentures		107	95
Other (Note 2)		786	914
Total interest expense		4,093	4,684
Net interest income		6,301	5,860
Non-interest income
Investment and securities services		1,279	1,164
Credit fees		335	303
Net securities gain (loss) (Note 5)		10	(11)
Trading income (loss)		316	175
Income (loss) from non-trading financial instruments at fair value through profit or loss		12	11
Income (loss) from financial instruments designated at fair value through profit or loss		26	36
Service charges		735	714
Card services		620	643
Insurance revenue		1,131	1,035
Other income (loss)		(156)	68
Total non-interest income		4,308	4,138
Total revenue		10,609	9,998
Provision for credit losses (Note 6)		919	850
Insurance claims and related expenses		780	702
Non-interest expenses
Salaries and employee benefits (Notes 14, 15)		3,033	2,852
Occupancy, including depreciation (Note 2)		438	460
Equipment, including depreciation (Note 2)		283	279
Amortization of other intangibles		202	195
Marketing and business development		194	160
Restructuring charges (recovery)		(5)	(1)
Brokerage-related and sub-advisory fees		85	83
Professional and advisory services		265	327
Other		972	1,500
Total non-interest expenses		5,467	5,855
Income before income taxes and equity in net income of an investment in TD Ameritrade		3,443	2,591
Provision for (recovery of) income taxes (Note 16)		659	503
Net income	[2]	2,989	2,410
Preferred dividends		67	60
Net income available to common shareholders and non-controlling interests in subsidiaries		2,922	2,350
Attributable to:
Common shareholders		$ 2,922	2,332
Non-controlling interests in subsidiaries			$ 18
Earnings per share (Canadian dollars)(Note 17)
Basic		$ 1.61	$ 1.27
Diluted		1.61	1.27
Dividends per common share (Canadian dollars)		$ 0.74	$ 0.67
TD Ameritrade [member]
Non-interest expenses
Equity in net income of an investment in TD Ameritrade (Note 7)		$ 205	$ 322

[1]	Includes $8,602 million and $8,685 million, for the three months ended January 31, 2020 and January 31, 2019, respectively, which have been calculated based on the effective interest rate method. Refer to Note 20.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.